Goodwill Impairment (Detail Textuals) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill impairment for the Solar Division segment	$ 1,338